Stock-based compensation	6 Months Ended
Jun. 30, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
11	Stock-based compensation

The Company provides stock-based compensation to its directors, officers, employees, and consultants through grants of stock options.

Pursuant to the Arrangement, on May 23, 2017 each outstanding option was exchanged for one replacement Entrée option with the same expiry date and 0.45 of a Mason Resources option. The exercise prices of the replacement Entrée options were adjusted based on the market value of the two companies after completion of the Arrangement.

a)	Stock options

	June 30, 2017
	Number of shares	Weighted average
	(000’s)	exercise price C$*
Outstanding – beginning of period	12,010	0.48
Granted	65	0.62
Exercised	(1,228)	0.31
Forfeited/expired	(2,542)	0.78
Outstanding – end of period	8,305	0.41

*The weighted average exercise prices are before the exercise price adjustment applied pursuant to the Arrangement (Note 2). The exercise prices were adjusted such that the aggregate In-the-Money amounts for the outstanding options remain the same before and after the Arrangement.

At June 30, 2017, the following stock options were outstanding:

				Post-Arrangement
		Aggregate	Pre-Arrangement	adjusted
Number of shares		intrinsic value C$	exercise price	exercise price
(000’s)	Vested (000’s)	(000’s)	share C$	per share C$	Expiry date
965	965	116	0.21 – 0.73	0.18 – 0.61	Aug - Oct 2017
2,855	2,855	235	0.30 – 0.56	0.26 – 0.47	Mar – Dec 2018
860	860	262	0.21	0.18	Dec 2019
1,320	1,320	257	0.33 – 0.38	0.28 – 0.32	July – Dec 2020
2,240	2,240	283	0.39 – 0.42	0.33 – 0.36	Mar – Nov 2021
65	33	-	n/a	0.62	May 2022
8,305	8,273	1,153

* The Post-Arrangement adjusted exercise price per share is after the adjustment applied pursuant to the Arrangement (Note 2).

During the six months ended June 30, 2017, the Company granted a total of 65,000 (2016 – 100,000) incentive stock options to an employee at an exercise price of C$0.62, subsequent to completion of the Arrangement.

b)	Bonus shares

On May 5, 2017, the Company issued 100,000 common shares for no cash proceeds pursuant to a grant of previously reserved employment inducement bonus shares.

For the period ended June 30, 2017, the total stock-based compensation charges related to 65,000 options granted and vested to officers, employees, directors and consultants and the inducement bonus shares was $0.2 million (2016 - $0.1 million).